GOLDMAN SACHS TRUST II

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Goldman Sachs Multi-Manager Global Equity Fund

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated July 14, 2016 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”),

each dated February 26, 2016, as supplemented to date

Effective August 19, 2016 (the “Effective Date”), Kent Clark and Tom Murray will serve as portfolio managers for Goldman Sachs Multi-Manager Global Equity Fund and Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. In addition, on the Effective Date, Kent Clark and Yvonne Woo will serve as portfolio managers for Goldman Sachs Multi-Manager Real Assets Strategy Fund. Neill Nuttall, Kate El-Hillow and Betsy Gorton will remain portfolio managers for the Funds.

Mr. Clark is a Managing Director in the Alternative Investments & Manager Selection (“AIMS”) Group within Goldman Sachs Asset Management, L.P. He is Co-Chief Investment Officer of AIMS and Head of the AIMS Hedge Funds Investment Team. He also serves as Chairman of the AIMS Hedge Funds and Public Equity Investment Committee, Co-Chairman of the AIMS Credit Strategies Investment Committee, and is a member of the AIMS Imprint ESG Investment Committee. Mr. Murray and Ms. Woo are Managing Directors in the AIMS Group.

In addition, on the Effective Date, Jason Gottlieb will no longer serve as a portfolio manager for the Funds. Accordingly, all references to Mr. Gottlieb in the Prospectus and SAI will be deleted in their entirety.

Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

The following replaces in its entirety the “Investment Adviser Portfolio Managers” subsection of the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Neill Nuttall, Managing Director and Co-Chief Investment Officer, GPS, has managed the Fund since June 2015; Kate El-Hillow, Managing Director, GPS, has managed the Fund since June 2015; Kent Clark, Managing Director and Co-Chief Investment Officer, AIMS, has managed the Fund since August 2016; Betsy Gorton, Managing Director, AIMS, has managed the Fund since June 2015; and Tom Murray, Managing Director, AIMS, has managed the Fund since August 2016.

The following replaces in its entirety the “Investment Adviser Portfolio Managers” subsection of the “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Neill Nuttall, Managing Director and Co-Chief Investment Officer, GPS, has managed the Fund since March 2015; Kate El-Hillow,

Managing Director, GPS, has managed the Fund since March 2015; Kent Clark, Managing Director and Co-Chief Investment Officer, AIMS, has managed the Fund since August 2016; Betsy Gorton, Managing Director, AIMS, has managed the Fund since March 2015; and Tom Murray, Managing Director, AIMS, has managed the Fund since August 2016.

The following replaces in its entirety the “Investment Adviser Portfolio Managers” subsection of the “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Neill Nuttall, Managing Director and Co-Chief Investment Officer, GPS, has managed the Fund since June 2015; Kate El-Hillow, Managing Director, GPS, has managed the Fund since June 2015; Kent Clark, Managing Director and Co-Chief Investment Officer, AIMS, has managed the Fund since August 2016; Betsy Gorton, Managing Director, AIMS, has managed the Fund since June 2015; and Yvonne Woo, Managing Director, AIMS, has managed the Fund since August 2016.

The following replaces the first row of the table in the “AIMS Portfolio Management Team” subsection of the “Service Providers—Investment Adviser Portfolio Managers” section of the Prospectus:

Kent Clark, Managing Director and Co-Chief Investment Officer	Portfolio Manager—Multi-Manager Global Equity Fund Multi-Manager Non-Core Fixed Income Fund Multi-Manager Real Assets Strategy Fund	Since 2016	Mr. Clark is a Managing Director in the AIMS Group. He is Co-Chief Investment Officer of AIMS and Head of the AIMS hedge funds investment team. He also serves as Chairman of the AIMS Hedge Funds and Public Equity Investment Committee, Co-Chairman of the AIMS Credit Strategies Investment Committee, and is a member of the AIMS Imprint ESG Investment Committee. Mr. Clark joined the firm in 1992.
Tom Murray, Managing Director	Portfolio Manager—Multi-Manager Global Equity Fund Multi-Manager Non-Core Fixed Income Fund	Since 2016	Mr. Murray is a Managing Director in the AIMS Group. He is also a member of the AIMS Hedge Funds and Public Equity Investment Committee. Mr. Murray joined the firm in 2007.
Yvonne Woo, Managing Director	Portfolio Manager— Multi-Manager Real Assets Strategy Fund	Since 2016	Ms. Woo is a Managing Director in the AIMS Group. She is also a member of the AIMS Hedge Funds and Public Equity Investment Committee. Ms. Woo joined the firm in 1998.

This Supplement should be retained with your Prospectus and SAI for future reference.

SMACTBDSTK 07-16